Other Assets (Details)			12 Months Ended
	Sep. 18, 2019 ¥ / shares shares	Jun. 30, 2016 ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($)	Dec. 26, 2023 CNY (¥)	Jan. 08, 2014 $ / shares
Other Assets [Line Items]
Purchased loans			¥ 608,297,516
Accounts Receivable, Allowance for Credit Loss, Excluding Accrued Interest, Noncurrent			¥ 188,777,551
Transferred shares (in Shares) | shares			1,700,000
Group invested (in Yuan Renminbi per share) | ¥ / shares	¥ 3
Unrelated third party shares (in Shares) | shares	2,000,000
Price per share (in Yuan Renminbi per share) | (per share)			¥ 2			$ 0.0001
Investment loss					¥ (1,524,159)
Impairment (in Dollars) | $				$ 5,907,577
Amount of investment			¥ 13,178,264
Qingyuan Rural [Member]
Other Assets [Line Items]
Transferred shares (in Shares) | shares		10,003,334
Group invested (in Yuan Renminbi per share) | ¥ / shares		¥ 3
Percentage of paid in capital invested		2.14%